Form N-1A Cover	Nov. 12, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 12, 2025
Prospectus Date	Nov. 12, 2025